Lord Abbett             U.S. Government
                        Securities
                Money Market Fund

                              -----------
                              SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED
                              ----------- DECEMBER 31, 1997


                                [PIGGY BANK]

                                   A fund designed to help you with your current income needs and preserve your capital

                                 [LOGO]

Report to Shareholders
For the Six Months Ended December 31, 1997

[PHOTO OMITTED]

/s/ Robert S. Dow
----------------
ROBERT S. DOW
CHAIRMAN

FEBRUARY 2, 1998

Lord Abbett U.S. Government Securities Money Market Fund completed the first half of its fiscal year on December 31, 1997, with net assets of over $144 million and an average annualized seven-day yield of 4.85%. Below is an overview of class-specific data for the period.


                                                         Six Months
                                                              Ended
                                                           12/31/97
                                       ----------------------------
                                         Class A  Class B   Class C
-------------------------------------------------------------------
                   Net asset value       $1.00    $1.00     $1.00
                   Dividends             $0.02    $0.02     $0.024
                   Total return*++       +2.39%   +2.01%    +2.39%

During the period, we invested strictly in U.S. Government agency discount notes. We were also able to take advantage of the turmoil in Asia, which increased yields in the discount note arena. These securities allowed us to boost the yield of the Fund without subjecting the Fund to more risk. As of December 31, 1997, the Fund's average maturity was 21 days.

Our outlook for the next six months remains positive. We believe that the economy will grow at a rate of about 211/42%, with inflation at the same level. We are watchful of a decrease in the Federal Funds Rate (the rate banks charge each other for overnight loans needed to meet Reserve requirements), which is one of the most accurate indicators of the direction of interest rates. Our analysis brings us to the conclusion that the 30-year Treasury bond will remain under 6% for most of 1998.

Lord Abbett U.S. Government Securities Money Market Fund seeks to provide investors with income and relative safety of principal in all interest-rate environments. As a shareholder of the Fund, you are also offered checkwriting privileges and have the flexibility to exchange Fund shares for other Lord Abbett-managed funds of the same class, should your investment goals change.

We are pleased Lord Abbett U.S. Government Securities Money Market Fund is part of your investment portfolio. We look forward to maintaining our relationship in the coming years and helping you achieve your financial goals.


"...increased yields in the
discount note arena...
allowed us to boost the
yield of the Fund without
subjecting the Fund to
more risk."


* Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

++ Not annualized.

Statement of Net Assets
December 31, 1997

                                                                               Principal
                               Investments                            Rating     Amount    Market Value
=======================================================================================================
Investments in Securities 100.67%
=======================================================================================================
U.S. Government                Federal Home Loan Banks
Agency Obligations             4.75% due 1/2/1998                       A1+    $ 1,700M     $ 1,699,776
                               5.485% due 1/7/1998                      A1+      5,000M       4,995,429
                               5.59% due 1/12/1998                      A1+      5,000M       4,991,460
                               5.47% due 1/23/1998                      A1+      5,000M       4,983,286
                               5.47% due 2/3/1998                       A1+      5,000M       4,974,929
                               5.47% due 2/9/1998                       A1+      5,000M       4,970,371
                               Total                                                         26,615,251
                               -------------------------------------------------------------===========
                               Federal Home Loan Mortgage Corporation
                               5.60% due 1/9/1998                       A1+      5,000M       4,993,778
                               5.67% due 1/14/1998                      A1+     10,000M       9,979,525
                               5.70% due 1/15/1998                      A1+      5,000M       4,988,917
                               5.47% due 1/21/1998                      A1+      5,000M       4,984,805
                               5.69% due 1/30/1998                      A1+      5,000M       4,977,082
                               5.62% due 2/13/1998                      A1+      5,000M       4,966,436
                               5.50% due 3/4/1998                       A1+      5,000M       4,952,639
                               Total                                                         39,843,182
                               --------------------------------------------------------------==========
                               Federal National Mortgage Association
                               5.58% due 1/5/1998                       A1+      5,000M       4,996,900
                               5.62% due 1/5/1998                       A1+      5,000M       4,996,878
                               5.47% due 1/16/1998                      A1+     10,000M       9,977,208
                               5.49% due 1/16/1998                      A1+      5,000M       4,988,562
                               5.70% due 1/16/1998                      A1+      5,000M       4,988,125
                               5.48% due 1/20/1998                      A1+      5,000M       4,985,539
                               5.67% due 1/21/1998                      A1+      5,000M       4,984,250
                               5.70% due 1/21/1998                      A1+     10,000M       9,968,333
                               5.51% due 1/22/1998                      A1+      5,000M       4,983,929
                               5.54% due 1/26/1998                      A1+      5,000M       4,980,764
                               5.54% due 1/27/1998                      A1+      5,000M       4,979,994
                               5.64% due 2/10/1998                      A1+      5,000M       4,968,667
                               Total                                                         69,799,149
                               --------------------------------------------------------------==========
                               Student Loan Marketing Association
                               5.629% due 1/6/1998+                     A1+      9,000M       9,000,000
                               --------------------------------------------------------------==========
                               Total U.S. Government Agency Obligations*                    145,257,582
=======================================================================================================
Other Assets, Less Liabilities (.67)%                                                          (970,003)
=======================================================================================================
Net Assets 100.00%             (equivalent to $1.00 a share on 141,687,003 Class A
                               shares, 835,922 Class B shares and 1,764,654 Class C
                               shares of $.001 par value capital stock outstanding;
                               authorized, 700,000,000 Class A shares, 100,000,000
                               Class B shares and 200,000,000 Class C shares)              $144,287,579
=======================================================================================================

                               + Floating Rate Note.
                               * Cost for Federal income tax purposes is
                                 $144,257,582.
                               Average maturity of investments: 21 days.
                               See Notes to Financial Statements.

Statement of Operations


Investment Income                                                              Six Months Ended December 31, 1997
=================================================================================================================
Income        Interest                                                                                 $4,066,935
              ---------------------------------------------------------------------------------------------------
Expenses      Management fee                                                            $367,574
              Shareholder servicing                                                      173,535
              Registration                                                                36,420
              Professional                                                                21,680
              Reports to shareholders                                                     15,058
              12b-1 distribution plan-Class B                                              1,529
              Other                                                                        3,396
              Total expenses                                                                              619,192
              ---------------------------------------------------------------------------------------------------
              Net investment income                                                                    $3,447,743
=================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                      Six Months
                                                                                           Ended       Year Ended
                                                                                    December 31,         June 30,
Increase (Decrease) in Net Assets                                                           1997             1997
-----------------------------------------------------------------------------------------------------------------
Operations    Net investment income (declared as dividends to shareholders)
              Class A                                                              $   3,416,002    $   7,000,498
              Class B                                                                      8,198            5,627
              Class C                                                                      3,543           40,045
              Total                                                                    3,447,743        7,046,170
              ---------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of shares are the same)(a)
-----------------------------------------------------------------------------------------------------------------
Proceeds from shares sold:
              Class A                                                                153,123,007      268,128,291
              Class B                                                                  2,589,507          866,542
              Class C                                                                  3,816,370        3,189,828
              Total                                                                  159,528,884      272,184,661
              ---------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment of net investment income:
              Class A                                                                  3,133,927        6,474,938
              Class B                                                                      5,538            3,906
              Class C                                                                     13,167           25,667
              Total                                                                    3,152,632        6,504,511
              ---------------------------------------------------------------------------------------------------
Cost of shares reacquired:
              Class A                                                               (157,768,985)    (283,936,697)
              Class B                                                                 (1,983,381)        (626,772)
              Class C                                                                 (2,873,706)      (2,424,375)
              Total                                                                  162,626,072)    (286,987,844)
              ---------------------------------------------------------------------------------------------------
              Increase (decrease) in net assets                                           55,444       (8,298,672)
-----------------------------------------------------------------------------------------------------------------
Net Assets
              Beginning of period                                                    144,232,135      152,530,807
              ---------------------------------------------------------------------------------------------------
              End of period                                                        $ 144,287,579    $ 144,232,135
              ===================================================================================================

             (a) The Fund began offering Class C shares on July 15, 1996 and Class B shares on August 1, 1996.
                   See Notes to Financial Statements.

Copyright (C) 1998 by Lord Abbett U.S. Government Securities Money Market Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett U.S. Government Securities Money Market Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Financial Highlights

+-

                                                                                                                      Class A
                                      ---------------------------------------------------------------------------------------
                                       Six Months
Per Share Operating                   Ended 12/31,                                                           Year Ended 6/30,
Performance:                                 1997                1997                1996                1995           1994
=============================================================================================================================
Net asset value,
beginning of period                         $1.00               $1.00               $1.00               $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment
operations
Net investment income                        0.024               0.046               0.048               0.046          0.025
-----------------------------------------------------------------------------------------------------------------------------
Distributions
Dividends from net
investment income                           (0.024)             (0.046)             (0.048)             (0.046)        (0.025)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                               $1.00               $1.00               $1.00               $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                 2.39%(b)            4.66%(b)            4.85%               4.65%          2.54%
=============================================================================================================================
Ratios/Supplemental Data:
=============================================================================================================================
Net assets, end of period (000)           $141,887            $143,197            $152,531            $140,642       $156,069
=============================================================================================================================
Ratios to Average
Net  Assets:
-----------------------------------------------------------------------------------------------------------------------------
Expenses, including waiver                   0.42%(b)            0.84%               0.81                0.86%          0.85%
Expenses, excluding waiver                   0.42%(b)            0.84%               0.81                0.86%          0.90%
Net investment income                        2.37%(b)            4.57%               4.75                4.54%          2.56%
=============================================================================================================================

                                          Class A                                   Class B                          Class C
                                 ---------------------  --------------------------------------  -----------------------------
                                                          Six Months           8/1/96(a)(c)        Six Months      7/15/96(a)
Per Share Operating               Year Ended 6/30,       Ended 12/31,            to 6/30,         Ended 12/31,       to 6/30,
Performance:                                 1993               1997                1997                 1997           1997
======================================================  ======================================  =============================
Net asset value,
beginning of period                         $1.00               $1.00               $1.00               $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment
operations
Net investment income                        0.024               0.020               0.024               0.024          0.044
-----------------------------------------------------------------------------------------------------------------------------
Distributions
Dividends from net
investment income                           (0.024)             (0.020)             (0.024)             (0.024)        (0.044)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                               $1.00               $1.00               $1.00               $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                 2.43%               2.01%(b)            2.39%(b)            2.39%(b)       4.47%(b)
======================================================  ======================================  =============================
Ratios/Supplemental Data:
======================================================  ======================================  =============================
Net assets, end of period (000)           $122,782              $  836              $  244              $ 1,765        $  791
======================================================  ======================================  =============================
Ratios to Average
Net  Assets:
-----------------------------------------------------------------------------------------------------------------------------
Expenses, including waiver                   0.87%               0.81%(b)            0.99%(b)            0.43%(b)       0.81%(b)
Expenses, excluding waiver                   0.96%               0.81%(b)            0.99%(b)            0.43%(b)       0.81%(b)
Net investment income                        2.41%               2.05%(b)            2.38%(b)            2.40%(b)       4.39%(b)
=============================================================================================================================

(a) Commencement of offering respective class shares. (b) Not annualized. (c) November 15, 1996 commencement of operations. See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett U.S. Government Securities Money Market Fund (the "Company") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) The Company values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount are valued by amortizing the difference between the original purchase price and maturity value of the issue over a period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis.

(d) Dividends from net investment income are declared each business day and paid monthly. Net investment income (other than distribution and service fees) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e) Income distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income amounts in accordance with generally accepted accounting principles.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee is based on average daily net assets at the following annual rates: 0.50% on the first $250 million, 0.45% on the next $250 million and 0.40% on the excess over $500 million.

The Company has Rule 12b-1 plans and agreements (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC, an affiliate of Lord Abbett, which provides for payments of 0.15% of the average daily net asset value of Class A shares, 0.75% of the average daily net asset value of Class B shares and 0.25% of the average daily net asset value of ClassC shares sold, and, at each quarter-end after the first anniversary of the sale of such shares, 0.25% of the average daily net asset value of such shares outstanding. The Company is currently not making payments under the Class A and Class C Plans.

Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at December 31, 1997, under a deferred compensation plan, were $127,000.

    Investing in the
Lord Abbett
      Family of Funds


-----------------------------------------------------------------------------------------------------------------------------------
GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive        Growth Funds       Growth &           Balanced Fund     Income Funds         Tax-Free            Money
Growth Fund                          Income Funds                                              Income Funds        Market Fund

Developing        Global Fund-       Affiliated Fund    Balanced Series   Bond-Debenture       o National          U.S. Government
Growth Fund       Equity Series                                           Fund                 o California        Securities
                                     Growth &                                                  o Connecticut       Money Market
                  International      Income Series                        Global Fund-         o Florida           Fund**+
                  Series                                                  Income Series        o Georgia
                                     Research Fund-                                            o Hawaii
                  Mid-Cap            Large-Cap Series                     Limited Duration     o Michigan
                  Value Fund                                              U.S. Government      o Minnesota
                                                                          Securities           o Missouri
                  Research Fund-                                          Series**             o New Jersey
                  Small-Cap Series*                                                            o New York
                                                                          U.S. Government      o Pennsylvania
                                                                          Securities           o Texas
                                                                          Series**             o Washington



Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett U.S. Government Securities Money Market Fund.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your invest-ment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement
Inquiries: 800-821-5129

For Literature: 800-874-3733

For More Information: 800-426-1130

Visit Our Web Site:
http://www.lordabbett.com


* Lord Abbett intends to close Lord Abbett Research Fund-Small-Cap Series to new investors in the first half of 1998. For more information, call Lord Abbett Distributor LLC at 800-426-1130.

** An investment in this Fund is neither insured nor guaranteed by the U.S.
   Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.
--------------------------------------------------------------------------------

[LOGO] LORD, ABBETT & CO.
       Investment Management
A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC
---------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203

                                                                     LAMM-3-1297
                                                                           2/98)